Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Current Liabilities
Other Current Liabilities

8. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Accrued expenses	142,315	265,212	41,617
Advance from customers	32,483	26,435	4,148
Deposits from other business	5,955	6,634	1,041
Payable to individual investors of other business	24,062	10,831	1,700
Payable for purchases of property and equipment	1,662	44,875	7,042
Other tax payable	68,557	71,939	11,289
Operating lease liability - current	86,472	91,288	14,325
Payable to individual for trust service	294	26,928	4,226
Payables to suppliers	53,627	71,590	11,234
Other payables	17,223	33,523	5,260
Total	432,650	649,255	101,882

Accrued expenses mainly consist of payables for marketing expenses and professional service fees.

Payable to individual investors of other businesses consists of interests and principal payable to individual investors who purchased other investment products distributed by the Group.